Related parties - Fixed and variable components of remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fixed Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	€ 2,068	€ 2,165	€ 1,579
Cost of pension	28	18	80
Other benefits	0	143	81
Variable Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	1,606	1,029	2,424
Share-based payments	911	69	1,403
CEO Fixed Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	624	624	5,754
Cost of pension	0	0	7
Other benefits	0	0	26
CEO Variable Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	903	424	786
Share-based payments	€ 568	€ 54	€ 786